Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Guarantees [Abstract]
Schedule of Future Commitments	Total future commitments are as follows:

Year Ending June 30,
($000)
2020	$32,048
2021	4,964
2022	—
2023	—
2024	—